Share Capital and Share Premium	6 Months Ended
Jun. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
8. Share capital and share premium

	June 30, 2021	December 31, 2020
	(in thousands)
	£	£
Share capital	2,086	2,047
Share premium	141,049	140,890

	143,135	142,937

	June 30, 2021	December 31, 2020
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,162	51,175

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2020	51,175	2,047	140,890
Issue of shares on exercise of options	987	39	159

Balance at June 30, 2021	52,162	2,086	141,049